FAIR VALUE MEASUREMENT (Schedule of Fair Value of Financial Instruments) (Details) - USD ($) $ / shares in Units, $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade and other payable		$ 1,385	$ 1,704
Warrants to purchase ordinary shares (level 1)	[1]	560	266
Warrants to purchase ordinary shares (level 3)	[2]	1,790	2,178
Financial liabilities		3,735	4,148
Financial liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payable
Warrants to purchase ordinary shares (level 1)	[1]	560	266
Warrants to purchase ordinary shares (level 3)	[2]	1,790	2,178
Financial liabilities		2,350	2,444
Financial liabilities at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payable		1,385	1,704
Warrants to purchase ordinary shares (level 1)	[1]
Warrants to purchase ordinary shares (level 3)	[2]
Financial liabilities		$ 1,385	$ 1,704
Warrant fair value price per share, minimum		$ 0.59
Warrant fair value price per share, maximum		$ 0.62

[1]	Tradable warrants presented above are valuated based on the market price (a level 1 valuation) as of June 30, 2020
[2]	Warrants to purchase ordinary shares issued in December 2019 and February 2020 presented are valuated based on the Monte-Carlo pricing model (a level 3 valuation). As of June 30, 2020 the fair value of one warrant is $0.59-$0.62.